CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Funding cost	¥ 161,384,000	¥ 78,831,000	¥ 16,643,000
Origination and servicing cost	323,342,000	177,662,000	27,087,000
Sales and marketing expenses	99,671,000	72,076,000	72,010,000
General and administrative expenses	312,979,000	106,323,000	72,849,000
Research and development expenses	94,989,000	71,517,000	51,172,000
Foreign currency translation adjustments, tax	0	0	0
A related party
Funding cost	458,000	1,235,000	1,120,000
Origination and servicing cost	580,000	2,720,000	2,732,000
Sales and marketing expenses	4,916,000	18,215,000	35,444,000
General and administrative expenses	33,692,000	45,533,000	60,623,000
Research and development expenses	¥ 9,499,000	¥ 35,795,000	¥ 40,975,000